united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Inspire Global Hope Large Cap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares		Value
	COMMON STOCKS - 91.3%
	AEROSPACE/DEFENSE - 1.0%
44	General Dynamics Corp.	$ 8,352
74	Harris Corp.	8,133
48	L3 Technologies, Inc.	8,079
		24,564
	AIRLINES - 0.7%
686	easyJet PLC	8,118
548	Ryanair Holdings PLC *	8,321
		16,439
	APPAREL - 0.6%
216	Michael Kors Holdings Ltd *	7,884
418	Under Armour, Inc. *	7,758
		15,642
	AUTO MANUFACTURERS - 0.3%
120	PACCAR, Inc.	8,017

	AUTO PARTS & EQUIPMENT - 1.7%
74	Cie Generale des Etablissements Michelin	8,339
108	Delphi Automotive PLC	8,222
1,888	GKN PLC	8,456
228	Goodyear Tire & Rubber Co.	7,991
210	Nokian Renkaat OYJ	8,285
		41,293
	BANKS - 3.3%
1,058	Commerzbank AG	8,061
128	Commonwealth Bank of Australia	8,101
676	Credit Agricole SA	8,185
240	Danske Bank A/S	8,035
1,132	Investec PLC	8,149
134	KBC Group NV	8,222
5,250	Metropolitan Bank & Trust Co.	8,469
1,466	Natixis SA	8,024
678	Nordea Bank AB	7,965
354	Raiffeisen Bank International AG *	7,884
		81,095
	BIOTECHNOLOGY - 2.4%
64	Alexion Pharmaceuticals, Inc. *	8,400
92	BioMarin Pharmaceutical, Inc. *	8,642
70	Celgene Corp. *	8,646
50	Illumina, Inc. *	8,370
68	Incyte Corp. *	9,051
22	Regeneron Pharmaceuticals, Inc. *	8,217
96	Vertex Pharmaceuticals, Inc. *	8,699
		60,025
	BUILDING MATERIALS - 2.0%
20	Geberit AG	8,680

Inspire Global Hope Large Cap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	BUILDING MATERIALS (continued) - 2.0%
102	Imerys SA	$ 8,261
572	James Hardie Industries PLC	8,576
194	Johnson Controls International plc	8,136
144	LafargeHolcim Ltd.	8,218
38	Martin Marietta Materials, Inc.	8,206
		50,077
	CHEMICALS - 4.8%
124	Akzo Nobel NV	8,342
82	Arkema SA	7,973
140	Brenntag AG	8,051
244	CF Industries Holdings, Inc.	7,666
196	Croda International PLC	8,556
102	Eastman Chemical Co.	8,186
142	FMC Corp.	8,182
4	Givaudan SA	7,285
216	Johnson Matthey PLC	8,236
342	K+S AG	8,047
88	LyondellBasell Industries NV	8,029
246	Mosaic Co.	7,673
80	PPG Industries, Inc.	8,194
70	Praxair, Inc.	8,310
26	Sherwin-Williams Co.	8,022
		120,752
	COMMERCIAL SERVICES - 4.3%
736	Babcock International Group PLC	8,683
1,158	Brambles Ltd.	8,289
420	Bureau Veritas SA	8,038
1,238	Capita PLC	8,681
70	Cintas Corp.	8,261
374	Edenred	8,489
2,562	G4S PLC	8,356
188	Intertek Group PLC	8,251
214	Quanta Services, Inc. *	7,986
140	Randstad Holding NV	8,169
150	Total System Services, Inc.	8,172
96	Verisk Analytics, Inc. *	7,960
416	Western Union Co.	8,170
		107,505
	COMPUTERS - 1.3%
140	Cognizant Technology Solutions Corp. *	8,298
138	Gemalto NV	8,330
174	Seagate Technology PLC	8,385
110	Western Digital Corp.	8,457
		33,470

Inspire Global Hope Large Cap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	DISTRIBUTION/ WHOLESALE - 1.0%
304	Bunzl PLC	$ 8,531
162	Fastenal Co.	8,105
494	Rexel SA	8,013
		24,649
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
2,468	Aberdeen Asset Management PLC	8,492
68	CME Group, Inc.	8,259
222	E*TRADE Financial Corp. *	7,661
192	Franklin Resources, Inc.	8,264
142	Intercontinental Exchange, Inc.	8,112
248	Invesco Ltd.	7,983
212	London Stock Exchange Group PLC	8,120
124	Macquarie Group Ltd.	8,261
116	Nasdaq, Inc.	8,249
16	Partners Group Holding AG	8,396
190	TD Ameritrade Holding Corp.	7,429
		89,226
	ELECTRIC - 4.4%
700	AES Corp.	8,064
440	AGL Energy Ltd.	8,160
190	CMS Energy Corp.	8,459
110	Dominion Resources, Inc.	8,540
112	Entergy Corp.	8,586
146	Eversource Energy	8,564
264	FirstEnergy Corp.	8,562
1,558	Origin Energy Ltd.	7,858
104	Pinnacle West Capital Corp.	8,548
228	PPL Corp.	8,409
124	SCANA Corp.	8,599
142	WEC Energy Group, Inc.	8,558
194	Xcel Energy, Inc.	8,480
		109,387
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
150	AMETEK, Inc.	8,096
318	Prysmian SpA	8,113
		16,209
	ELECTRONICS - 0.7%
110	Allegion PLC	7,985
54	Waters Corp. *	8,369
		16,354
	ENERGY - ALTERNATE SOURCES - 0.3%
110	Vestas Wind Systems A/S	8,185

	ENGINEERING & CONSTRUCTION - 2.3%
72	Aeroports de Paris	8,186
234	Boskalis Westminster	8,554

Inspire Global Hope Large Cap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	ENGINEERING & CONSTRUCTION (continued) - 2.3%
144	Fluor Corp.	$ 7,976
132	Fraport AG Frankfurt Airport Services Worldwide	8,275
520	Grupo Aeroportuario del Sureste SAB de CV	8,262
142	Jacobs Engineering Group, Inc.	8,010
716	LendLease Group	8,384
		57,647
	ENVIRONMENTAL CONTROL - 0.3%
134	Republic Services, Inc.	8,301

	FOOD - 1.7%
2,488	J Sainsbury PLC	8,285
678	Pioneer Foods Group Ltd.	8,487
156	Sysco Corp.	8,224
2,696	Wm Morrison Supermarkets PLC	8,139
422	Woolworths Ltd.	8,358
		41,493
	FOOD SERVICE - 0.3%
450	Compass Group PLC	8,389

	FOREST PRODUCTS & PAPER - 1.0%
156	International Paper Co.	8,221
356	Mondi Ltd.	8,180
342	UPM-Kymmene OYJ	8,151
		24,552
	GAS - 0.4%
310	CenterPoint Energy, Inc.	8,469

	HAND/MACHINE TOOLS - 1.3%
598	Sandvik AB	8,154
42	Schindler Holding AG	8,145
48	Snap-on, Inc.	8,144
64	Stanley Black & Decker, Inc.	8,138
		32,581
	HEALTHCARE - PRODUCTS - 3.1%
34	CR Bard, Inc.	8,338
90	Edwards Lifesciences Corp. *	8,464
72	Essilor International SA	8,274
58	IDEXX Laboratories, Inc. *	8,406
12	Intuitive Surgical, Inc. *	8,844
544	Smith & Nephew PLC	8,198
64	Stryker Corp.	8,228
434	William Demant Holding A/S *	8,916
70	Zimmer Biomet Holdings, Inc.	8,196
		75,864

Inspire Global Hope Large Cap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	HEALTHCARE - SERVICES - 0.7%
120	DaVita, Inc. *	$ 8,329
152	Ramsay Health Care Ltd.	8,155
		16,484
	HOLDING COMPANIES - DIVERSIFIED - 0.3%
5,628	Aboitiz Equity Ventures, Inc.	8,232

	HOME BUILDERS - 1.0%
266	DR Horton, Inc.	8,512
176	Lennar Corp.	8,587
326	Persimmon PLC	8,361
		25,460
	HOME FURNISHINGS - 0.7%
74	Harman International Industries, Inc.	8,260
168	Leggett & Platt, Inc.	8,262
		16,522
	HOUSEHOLD PRODUCTS/WARES - 0.3%
102	Avery Dennison Corp.	8,232

	INSURANCE - 3.6%
84	Assurant, Inc.	8,316
114	Cincinnati Financial Corp.	8,317
1,844	Direct Line Insurance Group PLC	7,882
1,818	Insurance Australia Group Ltd.	8,387
2,708	Legal & General Group PLC	8,367
858	QBE Insurance Group Ltd.	8,121
1,136	RSA Insurance Group PLC	8,468
178	Sampo OYJ	8,135
170	Unum Group	8,301
64	Willis Towers Watson PLC	8,220
202	XL Group Ltd.	8,179
		90,693
	INTERNET - 0.7%
176	Ctrip.com International Ltd. * - ADR	8,349
272	JD.com, Inc. * - ADR	8,315
		16,664
	INVESTMENT COMPANIES - 0.3%
96	Groupe Bruxelles Lambert SA	8,162

	IRON/STEEL - 0.9%
1,498	Fortescue Metals Group Ltd.	7,636
128	Nucor Corp.	8,009
198	United States Steel Corp.	7,667
		23,312
	LODGING - 0.3%
170	Whitbread PLC	8,092

Inspire Global Hope Large Cap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	MACHINERY - CONSTRUCTION & MINING - 0.3%
360	ABB Ltd.	$ 8,167

	MACHINERY - DIVERSIFIED - 1.3%
170	Flowserve Corp.	7,897
188	Kone OYJ	8,442
40	Roper Technologies, Inc.	8,368
170	Xylem, Inc.	8,180
		32,887
	MINING - 3.1%
490	Anglo American PLC *	7,747
762	Antofagasta PLC	7,700
470	BHP Billiton PLC	7,589
584	Freeport-McMoRan, Inc. *	7,826
438	Fresnillo PLC	8,099
2,466	Grupo Mexico SAB de CV	7,517
470	Newcrest Mining Ltd.	8,000
220	Newmont Mining Corp.	7,533
1,396	Norsk Hydro ASA	7,929
182	Rio Tinto PLC	7,467
		77,407
	MISCELLANEOUS MANUFACTURER - 2.0%
102	Dover Corp.	8,170
114	Eaton Corp PLC	8,206
64	Illinois Tool Works, Inc.	8,449
544	IMI PLC	8,401
54	Parker-Hannifin Corp.	8,361
140	Pentair PLC	8,128
		49,715
	OIL & GAS - 6.7%
122	Anadarko Petroleum Corp.	7,887
148	Apache Corp.	7,783
360	Cabot Oil & Gas Corp.	7,884
356	Caltex Australia Ltd.	7,702
172	ConocoPhillips	8,182
184	Devon Energy Corp.	7,978
536	Eni SpA	8,270
82	EOG Resources, Inc.	7,953
132	EQT Corp.	7,906
120	Helmerich & Payne, Inc.	8,204
504	Marathon Oil Corp.	8,064
164	Marathon Petroleum Corp.	8,134
288	Murphy Oil Corp.	8,148
194	Newfield Exploration Co. *	7,073
220	Noble Energy, Inc.	8,010
124	Occidental Petroleum Corp.	8,128
104	Phillips 66	8,132

Inspire Global Hope Large Cap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	OIL & GAS (continued) - 6.7%
42	Pioneer Natural Resources Co.	$ 7,811
272	Range Resources Corp.	7,513
92	Tesoro Corp.	7,837
124	Valero Energy Corp.	8,426
		167,025
	OIL & GAS SERVICES - 1.7%
136	Baker Hughes, Inc.	8,198
530	Fugro NV *	8,467
154	Halliburton Co.	8,233
208	National Oilwell Varco, Inc.	8,407
252	TechnipFMC PLC *	8,145
		41,450
	PACKAGING & CONTAINERS - 0.6%
748	Amcor Ltd.	8,080
172	Sealed Air Corp.	7,995
		16,075
	PHARMACEUTICALS - 1.3%
134	AbbVie, Inc.	8,286
90	AmerisourceBergen Corp.	8,236
116	Express Scripts Holding Co. *	8,195
114	UCB SA	8,142
		32,859
	PIPELINES - 1.3%
376	Kinder Morgan, Inc.	8,012
200	Koninklijke Vopak NV	8,483
152	ONEOK, Inc.	8,216
286	Williams Cos, Inc.	8,105
		32,816
	REAL ESTATE - 0.3%
524	Ayala Corp.	8,223

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.7%
180	Apartment Investment & Management Co.	8,375
46	AvalonBay Communities, Inc.	8,454
60	Boston Properties, Inc.	8,342
1,086	British Land Co. PLC	8,345
92	Crown Castle International Corp.	8,605
22	Equinix, Inc.	8,274
132	Equity Residential	8,325
36	Essex Property Trust, Inc.	8,449
100	Fonciere Des Regions	8,257
1,442	Goodman Group	8,371
2,202	GPT Group	8,347
1,134	Hammerson PLC	8,305
262	HCP, Inc.	8,591
624	Land Securities Group PLC	8,278

Inspire Global Hope Large Cap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued) - 5.7%
162	Prologis, Inc.	$ 8,270
36	Public Storage	8,188
44	Simon Property Group, Inc.	8,114
		141,890
	RETAIL - 4.9%
52	Advance Auto Parts, Inc.	8,144
12	AutoZone, Inc. *	8,839
120	CarMax, Inc. *	7,745
110	Cie Financiere Richemont SA	8,128
46	Costco Wholesale Corp.	8,150
104	Dollar Tree, Inc. *	7,975
2,026	Kingfisher PLC	8,300
106	Lowe's Cos, Inc.	7,883
162	Luxottica Group SpA	8,566
174	Next PLC	8,286
30	O'Reilly Automotive, Inc. *	8,151
70	Pandora A/S	8,005
120	Ross Stores, Inc.	8,230
24	Swatch Group AG	8,002
114	Tractor Supply Co.	8,084
		122,488
	SAVINGS & LOANS - 0.3%
428	People's United Financial, Inc.	8,218

	SEMICONDUCTORS - 3.9%
100	Analog Devices, Inc.	8,193
66	ASML Holding NV	8,027
38	Broadcom Ltd.	8,015
92	KLA-Tencor Corp.	8,291
70	Lam Research Corp.	8,298
128	Linear Technology Corp.	8,266
114	Microchip Technology, Inc.	8,267
348	Micron Technology, Inc. *	8,157
74	NVIDIA Corp.	7,510
80	NXP Semiconductors NV *	8,225
564	STMicroelectronics NV	8,607
136	Xilinx, Inc.	7,999
		97,855
	SOFTWARE - 1.3%
100	Fidelity National Information Services, Inc.	8,227
74	Fiserv, Inc. *	8,539
140	Paychex, Inc.	8,599
1,020	Sage Group PLC	8,200
		33,565

Inspire Global Hope Large Cap ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	TELECOMMUNICATIONS - 1.3%
444	Eutelsat Communications SA	$ 8,754
288	Juniper Networks, Inc.	8,064
776	Mobile TeleSystems PJSC - ADR	7,970
1,332	Telefonaktiebolaget LM Ericsson	8,689
		33,477
	TEXTILES - 0.3%
36	Mohawk Industries, Inc. *	8,149

	TRANSPORTATION - 2.7%
104	CH Robinson Worldwide, Inc.	8,358
146	Expeditors International of Washington, Inc.	8,231
82	JB Hunt Transport Services, Inc.	8,050
94	Kansas City Southern	8,331
60	Kuehne + Nagel International AG	8,568
66	Norfolk Southern Corp.	7,988
1,612	Royal Mail PLC	8,317
76	Union Pacific Corp.	8,203
		66,046

	TOTAL COMMON STOCKS (Cost $2,282,325)	2,280,350

	TOTAL INVESTMENTS - 91.3% (Cost $2,282,325) (a)	$ 2,280,350
	OTHER ASSETS LESS LIABILITIES - 8.7%	218,019
	NET ASSETS - 100.0%	$ 2,498,369

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,282,325 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 10,125
	Unrealized Depreciation	(12,100)
	Net Unrealized Depreciation:	$ (1,975)

* Non - Income producing security
AB - Aktiebolag
AG - ktiengesellschaft
NV - Naamloze vennootschap
OYJ - Osakeyhtiö
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Société anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,280,350	$ -	$ -	$ 2,280,350
Total	$ 2,280,350	$ -	$ -	$ 2,280,350

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017
Shares		Value
	COMMON STOCKS - 98.6%
	ADVERTISING - 0.2%
952	Clear Channel Outdoor Holdings, Inc.	$ 4,570

	AEROSPACE/DEFENSE - 0.2%
186	Triumph Group, Inc.	5,171

	AIRLINES - 0.4%
28	Allegiant Travel Co.	4,875
138	SkyWest, Inc.	4,851
		9,726
	APPAREL - 0.6%
94	Deckers Outdoor Corp. *	4,966
134	Steven Madden Ltd. *	5,005
206	Wolverine World Wide, Inc.	5,185
		15,156
	AUTO MANUFACTURERS - 0.2%
178	Navistar International Corp. *	4,811

	AUTO PARTS & EQUIPMENT - 1.0%
122	Cooper Tire & Rubber Co.	4,935
42	Cooper-Standard Holdings, Inc. *	4,704
250	Dana, Inc.	4,722
68	Dorman Products, Inc. *	5,315
74	Tenneco, Inc.	4,759
		24,435
	BANKS - 7.9%
102	Ameris Bancorp.	4,927
188	Associated Banc-Corp.	4,841
156	BancorpSouth, Inc.	4,836
84	Banner Corp.	4,882
136	BNC Bancorp.	4,889
122	Capital Bank Financial Corp.	4,978
124	Cathay General Bancorp.	4,871
120	Columbia Banking System, Inc.	4,787
82	Community Bank System, Inc.	4,872
80	Eagle Bancorp, Inc. *	4,980
98	FCB Financial Holdings, Inc. *	4,763
756	First BanCorp. *	4,823
172	First Financial Bancorp.	4,773
112	First Financial Bankshares, Inc.	4,928
116	First Interstate BancSystem, Inc.	5,087
200	First Midwest Bancorp, Inc.	4,886
316	FNB Corp.	4,920
258	Fulton Financial Corp.	4,934
116	Great Western Bancorp, Inc.	4,958
104	Hancock Holding Co.	4,935

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	BANKS (continued) - 7.9%
174	Hilltop Holdings, Inc.	$ 4,938
226	Hope Bancorp, Inc.	4,836
58	IBERIABANK Corp.	4,915
128	International Bancshares Corp.	4,870
114	LegacyTexas Financial Group, Inc.	4,855
120	NBT Bancorp, Inc.	4,846
264	Old National Bancorp.	4,844
70	Pinnacle Financial Partners, Inc.	4,858
120	Renasant Corp.	4,925
82	Simmons First National Corp.	4,715
280	TCF Financial Corp.	4,872
56	Texas Capital Bancshares, Inc. *	4,992
150	Towne Bank/Portsmouth VA	4,882
146	Trustmark Corp.	4,824
132	Union Bankshares Corp.	4,786
168	United Community Banks, Inc.	4,854
396	Valley National Bancorp.	4,899
120	WesBanco, Inc.	4,843
86	Westamerica Bancorporation	4,975
148	Yadkin Financial Corp.	4,967
		195,366
	BEVERAGES - 0.2%
28	Coca-Cola Bottling Co. Consolidated	4,818

	BIOTECHNOLOGY - 4.3%
220	Alder Biopharmaceuticals, Inc. *	5,027
64	Bluebird Bio, Inc. *	5,610
90	Cambrex Corp. *	5,072
56	Charles River Laboratories International, Inc. *	4,870
46	China Biologic Products, Inc. *	4,517
220	Exact Sciences Corp. *	4,734
106	Five Prime Therapeutics, Inc. *	4,862
396	Halozyme Therapeutics, Inc. *	5,077
40	Intercept Pharmaceuticals, Inc. *	5,104
214	Juno Therapeutics, Inc. *	5,144
90	Kite Pharma, Inc. *	6,369
326	Lexicon Pharmaceuticals, Inc. *	5,229
48	Ligand Pharmaceuticals, Inc. *	5,022
92	Medicines Co. *	4,823
260	Myriad Genetics, Inc. *	5,052
90	Prothena Corp PLC *	5,279
130	Puma Biotechnology, Inc. *	4,771
78	Sage Therapeutics, Inc. *	5,257
76	Spark Therapeutics, Inc. *	4,847
156	Theravance Biopharma, Inc. *	4,777

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	BIOTECHNOLOGY (continued) - 4.3%
64	Ultragenyx Pharmaceutical, Inc. *	$ 5,445
		106,888
	BUILDING MATERIALS - 2.2%
142	AAON, Inc.	4,778
86	Apogee Enterprises, Inc.	4,917
120	Armstrong World Industries, Inc. *	5,520
396	Builders FirstSource, Inc. *	5,124
182	Cree, Inc. *	4,940
120	Gibraltar Industries, Inc. *	4,974
214	Headwaters, Inc. *	4,922
200	Louisiana-Pacific Corp. *	4,716
204	Summit Materials, Inc. *	4,874
70	Trex Co., Inc. *	4,761
46	Universal Forest Products, Inc.	4,407
		53,933
	CHEMICALS - 2.1%
86	Cabot Corp.	4,986
184	GCP Applied Technologies, Inc. *	4,848
100	HB Fuller Co.	4,941
86	Ingevity Corp. *	4,641
70	Innospec, Inc.	4,571
320	Kronos Worldwide, Inc. *	4,435
62	Minerals Technologies, Inc.	4,790
142	PolyOne Corp.	4,783
36	Quaker Chemical Corp.	4,740
62	Stepan Co.	4,688
168	Univar, Inc. *	5,410
		52,833
	COAL - 0.4%
158	Alliance Holdings GP LP	4,519
204	Alliance Resource Partners LP	4,661
		9,180
	COMMERCIAL SERVICES - 4.1%
184	Aaron's, Inc.	5,020
122	ABM Industries, Inc.	4,976
106	Advisory Board Co. *	4,770
64	CEB, Inc.	4,963
66	Deluxe Corp.	4,857
150	DeVry Education Group, Inc.	4,823
118	FTI Consulting, Inc. *	4,748
82	Grand Canyon Education, Inc. *	5,033
118	Healthcare Services Group, Inc.	4,883
114	HealthEquity, Inc. *	4,982
264	HMS Holdings Corp. *	4,918
92	INC Research Holdings, Inc. *	4,016
58	Insperity, Inc.	4,828

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	COMMERCIAL SERVICES (continued) - 4.1%
162	Korn/Ferry International	$ 5,007
72	Matthews International Corp.	4,741
84	Monro Muffler Brake, Inc.	4,830
76	PAREXEL International Corp. *	4,916
134	Paylocity Holding Corp. *	4,725
184	Quad/Graphics, Inc.	4,996
374	Travelport Worldwide Ltd.	4,750
188	TriNet Group, Inc. *	5,048
		101,830
	COMPUTERS - 2.1%
288	3D Systems Corp. *	4,378
38	CACI International, Inc. *	4,765
166	Diebold Nixdorf, Inc.	5,013
106	Electronics For Imaging, Inc. *	4,883
104	ExlService Holdings ,Inc. *	4,645
94	Lumentum Holdings, Inc. *	4,315
130	NetScout Systems, Inc. *	4,804
148	NeuStar, Inc. *	4,906
418	Pure Storage, Inc. *	4,765
262	Syntel, Inc.	4,635
250	VeriFone Systems, Inc. *	5,167
		52,276
	COSMETICS/PERSONAL CARE - 0.2%
140	Revlon, Inc. *	4,704

	DISTRIBUTION/ WHOLESALE - 0.8%
58	Anixter International, Inc. *	4,831
248	Fossil Group, Inc. *	4,690
186	G-III Apparel Group Ltd. *	4,786
68	WESCO International, Inc. *	4,726
		19,033
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
200	Aircastle Ltd.	4,806
162	Artisan Partners Asset Management, Inc.	4,609
134	Blackhawk Network Holdings, Inc. *	4,884
136	Cohen & Steers, Inc.	5,115
54	Ellie Mae, Inc. *	5,160
122	Financial Engines, Inc.	5,405
156	Houlihan Lokey, Inc.	4,913
388	Janus Capital Group, Inc.	4,912
268	Nationstar Mortgage Holdings, Inc. *	4,867
98	Nelnet, Inc.	4,389
1,650	Och-Ziff Capital Management Group LLC	4,736
118	PRA Group, Inc. *	4,814

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (continued) - 2.6%
258	Waddell & Reed Financial, Inc.	$ 4,964
		63,574
	ELECTRIC - 2.0%
74	ALLETE, Inc.	4,973
126	Avista Corp.	5,024
78	Black Hills Corp.	5,061
104	El Paso Electric Co.	5,080
152	Hawaiian Electric Industries, Inc.	5,059
78	MGE Energy, Inc.	4,988
86	NorthWestern Corp.	5,031
278	NRG Yield, Inc.	4,837
86	Ormat Technologies, Inc.	4,741
130	Otter Tail Corp.	4,888
		49,682
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
66	Belden, Inc.	4,663
92	Energizer Holdings, Inc.	5,047
122	Generac Holdings, Inc. *	4,763
30	Littelfuse, Inc.	4,843
		19,316
	ELECTRONICS - 2.8%
126	Brady Corp.	4,819
26	Coherent, Inc. *	4,747
88	ESCO Technologies, Inc.	4,770
820	Fitbit, Inc. *	5,092
524	GoPro, Inc. *	4,925
126	II-VI, Inc. *	4,486
78	Itron, Inc. *	5,047
254	Knowles Corp. *	4,808
156	Orbotech Ltd. *	4,703
64	OSI Systems, Inc. *	4,827
86	Plexus Corp. *	4,822
186	TASER International, Inc. *	4,775
300	Vishay Intertechnology, Inc.	4,755
78	Watts Water Technologies, Inc.	4,988
		67,564
	ENERGY - ALTERNATE SOURCES - 0.6%
160	NextEra Energy Partners LP	4,924
236	Pattern Energy Group, Inc.	4,907
422	TerraForm Power, Inc. *	4,857
		14,688
	ENGINEERING & CONSTRUCTION - 1.4%
140	Chicago Bridge & Iron Co NV	4,700
60	Dycom Industries, Inc. *	4,931
86	Exponent, Inc.	4,941

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	ENGINEERING & CONSTRUCTION (continued) - 1.4%
90	Granite Construction, Inc.	$ 4,771
296	KBR, Inc.	4,455
128	MasTec, Inc. *	5,024
128	TopBuild Corp. *	5,373
		34,195
	ENTERAINMENT - 0.6%
160	AMC Entertainment Holdings, Inc.	5,016
130	International Speedway Corp.	4,823
256	SeaWorld Entertainment, Inc.	4,933
		14,772
	ENVIRONMENTAL CONTROL - 0.8%
88	Clean Harbors, Inc. *	5,100
308	Covanta Holding Corp.	4,990
70	MSA Safety, Inc.	5,058
116	Tetra Tech, Inc.	4,669
		19,817
	FOOD - 2.0%
128	Cal-Maine Foods, Inc.	4,858
386	Darling Ingredients, Inc. *	5,022
270	Dean Foods Co.	4,925
254	Flowers Foods, Inc.	4,892
82	Fresh Del Monte Produce, Inc.	4,745
38	J&J Snack Foods Corp.	5,084
52	Sanderson Farms, Inc.	4,942
256	Sprouts Farmers Market, Inc. *	4,726
110	United Natural Foods, Inc. *	4,735
80	Weis Markets, Inc.	4,800
		48,729
	FOREST PRODUCTS & PAPER - 0.6%
86	Clearwater Paper Corp. *	4,782
124	Domtar Corp.	4,723
66	Neenah Paper, Inc.	4,834
		14,339
	GAS - 0.8%
128	New Jersey Resources Corp.	5,043
82	Northwest Natural Gas Co.	4,928
76	ONE Gas, Inc.	4,982
148	South Jersey Industries, Inc.	5,183
		20,136
	HAND/MACHINE TOOLS - 0.6%
114	Franklin Electric Co., Inc.	4,777
126	Kennametal, Inc.	4,673
66	Regal Beloit Corp.	4,914
		14,364
	HEALTHCARE - PRODUCTS - 3.4%
60	Analogic Corp.	4,941

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	HEALTHCARE - PRODUCTS (continued) - 3.4%
58	Cantel Medical Corp.	$ 4,762
172	Genomic Health, Inc. *	5,193
176	Globus Medical, Inc. *	4,894
130	Haemonetics Corp. *	4,853
120	Halyard Health, Inc. *	4,687
32	ICU Medical, Inc. *	4,813
72	Inogen, Inc. *	4,941
108	Insulet Corp. *	4,704
112	Integra LifeSciences Holdings Corp. *	4,787
100	LivaNova PLC *	5,040
58	Masimo Corp. *	5,241
172	Merit Medical Systems, Inc. *	5,298
130	Natus Medical, Inc. *	4,813
170	NxStage Medical, Inc. *	4,855
62	Penumbra, Inc. *	4,762
90	Zeltiq Aesthetics, Inc. *	4,982
		83,566
	HEALTHCARE - SERVICES - 1.8%
114	Acadia Healthcare Co., Inc. *	5,098
104	Amedisys, Inc. *	5,015
328	Brookdale Senior Living, Inc. *	4,723
28	Chemed Corp.	4,999
76	LifePoint Health, Inc. *	4,868
62	Magellan Health, Inc. *	4,287
100	Molina Healthcare, Inc. *	4,851
380	Select Medical Holdings Corp. *	5,472
238	Tenet Healthcare Corp. *	4,594
		43,907
	HOME BUILDERS - 0.6%
144	Meritage Homes Corp. *	5,119
256	Taylor Morrison Home Corp. *	5,153
406	TRI Pointe Group, Inc. *	4,848
		15,120
	HOME FURNISHINGS - 0.4%
86	iRobot Corp. *	4,909
110	Xperi Corp.	3,943
		8,852
	HOUSEHOLD PRODUCTS/WARES - 0.4%
140	Central Garden & Pet Co. *	4,725
44	WD-40 Co.	4,836
		9,561
	HOUSEWARES - 0.2%
84	Tupperware Brands Corp.	5,073

	INSURANCE - 3.0%
180	American Equity Investment Life Holding Co.	4,844

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	INSURANCE (continued) - 3.0%
74	Argo Group International Holdings Ltd.	$ 4,954
88	Aspen Insurance Holdings Ltd.	4,932
72	FBL Financial Group, Inc.	4,921
188	Fidelity & Guaranty Life	5,001
118	Horace Mann Educators Corp.	4,944
114	Kemper Corp.	4,839
296	Maiden Holdings Ltd.	4,573
468	MGIC Investment Corp. *	4,984
198	National General Holdings Corp.	4,819
90	Navigators Group, Inc.	4,955
302	OneBeacon Insurance Group Ltd.	4,929
62	Primerica, Inc.	5,007
84	RLI Corp.	4,910
114	Selective Insurance Group, Inc.	5,050
		73,662
	INTERNET - 2.1%
336	8x8, Inc. *	5,074
116	Cogent Communications Holdings, Inc.	4,808
420	FireEye, Inc. *	4,729
130	GrubHub, Inc. *	4,558
228	NIC, Inc.	4,811
192	RingCentral, Inc. *	5,126
104	Shutterfly, Inc. *	4,719
118	Sohu.com, Inc. *	4,700
36	Stamps.com, Inc. *	4,540
122	Wayfair, Inc. *	4,613
96	WebMD Health Corp. *	4,982
		52,660
	INVESTMENT COMPANIES - 0.2%
132	Main Street Capital Corp.	4,883

	IRON/STEEL - 0.9%
546	AK Steel Holding Corp. *	4,548
240	Allegheny Technologies, Inc.	4,611
118	Carpenter Technology Corp.	4,786
424	Cliffs Natural Resources, Inc. *	4,520
218	Commercial Metals Co.	4,606
		23,071
	LEISURE TIME - 0.2%
244	Vista Outdoor, Inc. *	4,936

	LODGING - 0.2%
284	Whitbread PLC	4,913

	MACHINERY - CONSTRUCTION & MINING - 0.4%
72	Astec Industries, Inc.	4,548

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	MACHINERY - CONSTRUCTION & MINING (continued) - 0.4%
154	Terex Corp.	$ 4,811
		9,359
	MACHINERY - DIVERSIFIED - 0.6%
104	Albany International Corp.	4,716
78	Applied Industrial Technologies, Inc.	4,918
256	Manitowoc Foodservice, Inc. *	4,880
		14,514
	MEDIA - 1.0%
8	Cable One, Inc.	5,003
236	EW Scripps Co. *	5,435
74	Nexstar Media Group, Inc.	5,102
134	Sinclair Broadcast Group, Inc.	5,347
252	TiVo Corp.	4,662
		25,549
	METAL FABRICATE/HARDWARE - 0.8%
384	Mueller Water Products, Inc.	4,758
52	RBC Bearings, Inc. *	4,852
218	Rexnord Corp. *	4,833
110	Timken Co.	4,862
		19,305
	MINING - 1.3%
540	Coeur Mining, Inc. *	4,639
64	Compass Minerals International, Inc.	4,851
406	Fairmount Santrol Holdings, Inc. *	3,849
748	Hecla Mining Co.	4,174
60	Kaiser Aluminum Corp.	4,730
290	Stillwater Mining Co. *	4,947
86	US Silica Holdings, Inc.	4,349
		31,539
	MISCELLANEOUS MANUFACTURER - 2.0%
182	Actuant Corp.	4,832
258	American Outdoor Brands Corp. *	5,016
82	AZZ, Inc.	4,809
98	Barnes Group, Inc.	4,911
100	Fabrinet *	4,155
134	Hillenbrand, Inc.	4,871
116	ITT, Inc.	4,753
58	John Bean Technologies Corp.	5,185
88	Proto Labs, Inc. *	4,805
70	Trinseo SA	4,840
		48,177
	OFFICE FURNISHINGS - 0.2%
106	HNI Corp.	4,857

	OIL & GAS - 3.0%
344	Callon Petroleum Co. *	4,341

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	OIL & GAS (continued) - 3.0%
144	Carrizo Oil & Gas, Inc. *	$ 4,687
36	Clayton Williams Energy, Inc. *	4,873
208	CVR Energy, Inc.	4,767
1,538	Denbury Resources, Inc. *	4,168
518	Enerplus Corp.	4,564
256	Gulfport Energy Corp. *	4,439
812	Kosmos Energy Ltd. *	4,986
74	Murphy USA, Inc. *	4,714
694	Noble Corp PLC	4,636
346	Oasis Petroleum, Inc. *	4,899
200	PBF Energy, Inc.	4,898
174	SM Energy Co.	4,289
174	Sunoco LP	4,456
272	Viper Energy Partners LP	4,842
428	Whiting Petroleum Corp. *	4,644
		74,203
	OIL & GAS SERVICES - 2.1%
880	Amec Foster Wheeler PLC - ADR	4,717
76	Dril-Quip, Inc. *	4,662
236	Forum Energy Technologies, Inc. *	5,121
392	Frank's International NV	4,782
626	McDermott International, Inc. *	4,607
228	MRC Global, Inc. *	4,608
240	NOW, Inc. *	4,594
174	Oceaneering International, Inc.	4,928
136	Oil States International, Inc .*	5,005
206	Rice Midstream Partners LP	5,070
298	Superior Energy Services, Inc. *	4,917
		53,011
	PACKAGING & CONTAINERS - 0.6%
84	Greif, Inc.	4,790
210	KapStone Paper and Packaging Corp.	4,746
82	Silgan Holdings, Inc.	4,889
		14,425
	PHARMACEUTICALS - 4.0%
112	Aerie Pharmaceuticals, Inc. *	5,303
454	Array BioPharma, Inc. *	5,221
84	Avexis, Inc. *	5,151
172	Catalent, Inc. *	4,936
78	Clovis Oncology, Inc. *	4,509
218	Coherus Biosciences, Inc. *	5,145
68	Eagle Pharmaceuticals, Inc. *	5,215
288	Horizon Pharma PLC *	4,622
336	Impax Laboratories, Inc. *	4,788
290	Ironwood Pharmaceuticals, Inc. *	4,898
370	Nektar Therapeutics *	4,840

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	PHARMACEUTICALS (continued) - 4.0%
74	Neogen Corp. *	$ 4,800
1,136	Ophthotech Corp. *	4,067
138	Owens & Minor, Inc.	4,979
112	Pacira Pharmaceuticals, Inc. *	4,894
152	Portola Pharmaceuticals, Inc. *	5,271
88	Prestige Brands Holdings, Inc. *	4,983
112	Radius Health, Inc. *	4,720
172	Sarepta Therapeutics, Inc. *	5,351
192	Supernus Pharmaceuticals, Inc. *	4,934
		98,627
	PIPELINES - 1.6%
192	Crestwood Equity Partners LP	4,973
156	Dominion Midstream Partners LP	4,828
260	EnLink Midstream LLC	4,992
134	Holly Energy Partners LP	4,813
212	NGL Energy Partners LP	4,707
124	SemGroup Corp.	4,359
212	Summit Midstream Partners LP	5,056
98	Valero Energy Partners LP	4,798
		38,526
	PRIVATE EQUITY - 0.4%
620	Fortress Investment Group LLC	4,948
230	Kennedy-Wilson Holdings, Inc.	5,071
		10,019
	REAL ESTATE - 0.2%
292	St Joe Co. *	4,833

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.0%
152	Acadia Realty Trust	4,869
112	American Assets Trust, Inc.	4,928
276	Apollo Commercial Real Estate Finance, Inc.	5,076
298	Brandywine Realty Trust	4,965
470	CBL & Associates Properties, Inc.	4,714
194	Chesapeake Lodging Trust	4,687
216	Columbia Property Trust, Inc.	4,987
146	CoreCivic, Inc.	4,920
56	CoreSite Realty Corp.	5,044
572	Cousins Properties, Inc.	4,891
430	DiamondRock Hospitality Co.	4,674
98	DuPont Fabros Technology, Inc.	5,046
120	Education Realty Trust, Inc.	5,058
186	First Industrial Realty Trust, Inc.	5,003
108	GEO Group, Inc.	5,142
316	Invesco Mortgage Capital, Inc.	4,914
210	Kite Realty Group Trust	4,756
106	LTC Properties, Inc.	5,113

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 7.0%
170	Mack-Cali Realty Corp.	$ 4,955
496	New York REIT, Inc.	4,881
182	Outfront Media, Inc.	4,723
170	Pebblebrook Hotel Trust	4,887
252	Physicians Realty Trust	5,020
220	Piedmont Office Realty Trust, Inc.	5,047
110	Potlatch Corp.	4,867
96	QTS Realty Trust, Inc.	5,050
170	Rayonier, Inc.	4,869
212	Rexford Industrial Realty, Inc.	4,872
210	RLJ Lodging Trust	4,780
74	Ryman Hospitality Properties, Inc.	4,771
190	Sabra Health Care REIT, Inc.	5,168
190	Select Income REIT	4,940
198	STAG Industrial, Inc.	5,114
150	Washington Real Estate Investment Trust	4,906
266	Xenia Hotels & Resorts, Inc.	4,674
		172,311
	RETAIL - 4.7%
94	Big Lots, Inc.	4,826
32	Buffalo Wild Wings, Inc. *	4,960
82	Cheesecake Factory, Inc.	5,006
346	Chico's FAS, Inc.	5,010
50	Children's Place, Inc.	5,065
92	Dillard's, Inc.	5,016
80	DineEquity, Inc.	4,786
224	DSW, Inc.	4,711
114	FirstCash, Inc.	5,056
126	Five Below, Inc. *	4,857
82	Genesco, Inc. *	4,780
130	HSN, Inc.	4,901
46	Jack in the Box, Inc.	4,311
210	Kate Spade & Co. *	5,011
48	Lithia Motors, Inc.	4,592
102	Nu Skin Enterprises, Inc.	5,053
58	Papa John's International, Inc.	4,577
318	Party City Holdco, Inc. *	4,595
54	PriceSmart, Inc.	4,774
188	RH *	5,723
190	Suburban Propane Partners LP	4,968
104	Texas Roadhouse, Inc.	4,399
350	Wendy's Co.	4,879
130	World Fuel Services Corp.	4,702
		116,558
	SAVINGS & LOANS - 1.6%
262	Astoria Financial Corp.	4,844

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	SAVINGS & LOANS (continued) - 1.6%
168	BofI Holding, Inc. *	$ 5,299
324	Capitol Federal Financial, Inc.	4,889
254	EverBank Financial Corp.	4,938
174	Flagstar Bancorp, Inc. *	4,942
274	Northwest Bancshares, Inc.	4,970
184	Provident Financial Services, Inc.	4,885
142	Washington Federal, Inc.	4,807
		39,574
	SEMICONDUCTORS - 2.5%
478	Amkor Technology, Inc. *	4,694
70	Cabot Microelectronics Corp.	4,845
224	Entegris, Inc. *	4,749
96	Inphi Corp. *	4,506
198	Integrated Device Technology, Inc. *	4,734
184	MaxLinear, Inc. *	4,791
100	Mellanox Technologies Ltd. *	4,840
76	Power Integrations, Inc.	4,803
390	Rambus, Inc. *	4,899
140	Semtech Corp. *	4,683
68	Silicon Laboratories, Inc. *	4,590
116	Silicon Motion Technology Corp. - ADR	4,709
86	Synaptics, Inc. *	4,571
		61,414
	SOFTWARE - 4.1%
136	2U, Inc. *	4,971
246	ACI Worldwide, Inc. *	4,814
168	Acxiom Corp. *	4,791
406	Allscripts Healthcare Solutions, Inc. *	4,945
272	Box, Inc. *	4,793
96	CommVault Systems, Inc. *	4,709
114	Cornerstone OnDemand, Inc. *	4,762
130	Envestnet, Inc. *	5,025
80	HubSpot, Inc. *	4,760
424	Inovalon Holdings, Inc. *	5,088
122	ManTech International Corp.	4,468
88	Medidata Solutions, Inc. *	4,921
26	MicroStrategy, Inc. *	4,989
140	New Relic, Inc. *	4,925
130	Omnicell, Inc. *	4,943
94	Paycom Software, Inc. *	5,060
120	Pegasystems, Inc.	5,160
168	Progress Software Corp.	4,818
144	RealPage, Inc. *	4,860
156	Synchronoss Technologies, Inc. *	4,224
128	Verint Systems, Inc. *	4,832
		101,858

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
	STORAGE/WAREHOUSING - 0.4%
146	Mobile Mini, Inc.	$ 4,752
400	Wesco Aircraft Holdings, Inc. *	4,840
		9,592
	TELECOMMUNICATIONS - 2.0%
186	Consolidated Communications Holdings, Inc.	4,194
146	DigitalGlobe, Inc. *	4,621
136	Gigamon, Inc. *	4,631
52	LogMeIn, Inc.	4,771
86	NETGEAR, Inc. *	4,713
452	Oclaro, Inc. *	3,842
90	Plantronics, Inc.	4,820
152	Telephone & Data Systems, Inc.	4,109
110	United States Cellular Corp. *	4,113
460	Viavi Solutions, Inc. *	4,609
812	Vonage Holdings Corp. *	4,888
		49,311
	TEXTILES - 0.4%
52	G&K Services, Inc.	4,914
38	UniFirst Corp.	5,058
		9,972
	TRANSPORTATION - 1.4%
100	Forward Air Corp.	4,955
240	Heartland Express, Inc.	4,978
98	Hub Group, Inc. *	4,949
152	Knight Transportation, Inc.	4,970
56	Landstar System, Inc.	4,861
224	Swift Transportation Co. *	4,865
180	Werner Enterprises, Inc.	5,040
		34,618

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017
Shares		Value
WATER - 0.4%
112	American States Water Co.	$ 5,009
140	California Water Service Group	5,145
		10,154

TOTAL COMMON STOCKS (Cost $2,465,135)		2,428,416

TOTAL INVESTMENTS - 98.6% (Cost $2,465,135) (a)		$ 2,428,416
OTHER ASSETS LESS LIABILITIES - 1.4%		34,940
	NET ASSETS - 100.0%	$ 2,463,356

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,465,135 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:		$ 5,916
Unrealized Depreciation		(42,635)
Net Unrealized Depreciation:		$ (36,719)

* Non - Income producing security
AB - Aktiebolag
AG - ktiengesellschaft
NV - Naamloze vennootschap
OYJ - Osakeyhtiö
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Société anonyme
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,428,416	$ -	$ -	$ 2,428,416
Total	$ 2,428,416	$ -	$ -	$ 2,428,416

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/28/17

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/28/17